Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Deferred Policy Acquisition Costs
9.           Deferred Policy Acquisition Costs
The following table represents a reconciliation of beginning and ending deferred policy acquisition costs at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Balance at the beginning of the year	$515.8	$403.3
Acquisition costs deferred	994.6	496.9
Amortization of deferred policy acquisition costs	(723.8)	(384.4)
Balance at the end of the year	$786.6	$515.8